Expense Example (Invesco V.I. Capital Development Fund, Series II shares, Invesco V.I. Capital Development Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Capital Development Fund | Series II shares, Invesco V.I. Capital Development Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 136
3 Years	425
5 Years	734
10 Years	$ 1,613